Property, Plant and Equipment, Net (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 31, 2025	Oct. 31, 2023	Jan. 31, 2025	Jan. 31, 2024	Jul. 31, 2024	Jul. 31, 2023
Property, Plant and Equipment, Net [Line Items]
Proceeds from property plant equipment						$ 72,000
Disposal of property and equipment			$ (53,765)			(49,702)
Depreciation expense		$ 9,669	6,282	$ 19,338	$ 38,677	58,805
Loss on disposal of the property and equipment			$ (53,765)
Vehicles [Member]
Property, Plant and Equipment, Net [Line Items]
Disposed vehicles original value						132,670
Disposed vehicles net book value						111,940
Other Machinery and Equipment [Member]
Property, Plant and Equipment, Net [Line Items]
Other equipment original value						15,471
Other equipment net book value						$ 9,762